Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 2,780,000		$ 3,418,371
Cost of revenues	1,110,579		957,040
Gross profit	1,669,421
Amortization of patents	453,647	17,547	1,038,505	8,773
Compensation and related taxes	729,987	426,675	2,997,053	2,676,462
Consulting fees	428,107	45,224	901,686	2,042,144
Professional fees	256,855	158,472	655,202	510,112
General and administrative	82,658	66,459	544,338	303,471
Total operating expenses	1,951,254	714,377	7,093,824	5,540,962
Operating loss from continuing operations	(281,833)	(714,377)	(3,675,453)	(5,540,962)
Other income (expenses)
Other income				125,000
Realized loss other than temporary decline - available for sale			(38,819)	(112,500)
Interest income	227	291	1,552	978
Interest expense		(230)	(1,075)	(153)
Total other income (expenses)	227	61	(38,342)	13,325
Loss from continuing operations before provision for income taxes	(281,606)	(714,316)	(3,713,795)	(5,527,637)
Provision for income taxes
Loss from continuing operations	(281,606)	(714,316)	(3,713,795)	(5,527,637)
Discontinued operations:
Income from discontinued operations, net of tax		108,780	263,460	(1,410,671)
Net loss	(281,606)	(605,536)	(3,450,335)	(6,938,308)
Less: Net loss attributable to non-controlling interest				10,496
Net loss attributable to Marathon Patent Group, Inc.	$ (281,606)	$ (605,536)	$ (3,450,335)	$ (6,927,812)
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.05)	$ (0.20)	$ (0.81)	$ (1.98)
Loss from discontinued operations		$ 0.03	$ 0.06	$ (0.51)
Income Loss From Operations Basic And Diluted			$ (0.75)	$ (2.49)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	5,489,593	3,503,565	4,604,193	2,787,593